Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	4,116,050
Proposed Maximum Offering Price per Unit	13.29
Maximum Aggregate Offering Price	$ 54,702,304.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,554.39
Offering Note	1. Represents the shares of common stock, no par value (the "Common Stock"), of Shenandoah Telecommunications Company that may be offered and sold from time to time by the selling shareholder named in this prospectus. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. 2. Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $13.29, the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on February 20, 2026.